CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid in Capital	Common Stock Subscription Receivable	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning Balance, Shares at Mar. 31, 2016	14,966,911
Beginning Balance, Amount at Mar. 31, 2016	$ 14,967	$ (686,028)	$ (250,000)	$ (8,589)	$ (2,727,184)	$ 0	$ (3,656,834)
Common stock issued for cash, Shares	10,670,840
Common stock issued for cash, Amount	$ 10,671	146,829					157,500
Common stock issued for services, Shares	6,072,200
Common stock issued for services, Amount	$ 6,072	25,703					31,775
Common stock issued in payment of compensation, Shares	21,069,580
Common stock issued in payment of compensation, Amount	$ 21,070	962,666					983,736
Common stock issued for director fees, Shares	400,000
Common stock issued for director fees, Amount	$ 400	25,400					25,800
Common stock issued in settlement of debt, Shares	72,709,924
Common stock issued in settlement of debt, Amount	$ 72,710	303,289					375,999
Reclass derivative liability to equity upon convertible note payoff		277,778					277,778
Contributed capital		(250,000)	250,000				0
Net loss					(2,427,203)		(2,427,203)
Ending Balance, Shares at Mar. 31, 2017	125,889,455
Ending Balance, Amount at Mar. 31, 2017	$ 125,890	805,637	0	(8,589)	(5,154,387)	0	(4,231,449)
Common stock issued for cash, Shares	267,127,500
Common stock issued for cash, Amount	$ 267,128	2,854,648					3,121,776
Common stock issued for license agreement, Shares	80,000,000
Common stock issued for license agreement, Amount	$ 80,000	2,176,000					2,256,000
Common stock issued for services, Shares	94,375,333
Common stock issued for services, Amount	$ 94,375	6,632,860					6,727,235
Common stock issued in settlement of debt, Shares	239,575,884
Common stock issued in settlement of debt, Amount	$ 239,576	5,377,558					5,617,134
Wealth Generators reverse acquisition, Shares	1,358,670,942
Wealth Generators reverse acquisition, Amount	$ 1,358,670	(804,759)					553,911
Offering costs, Shares	4,273,504
Offering costs, Amount	$ 4,273	(269,273)					(265,000)
Cancellation of stock, Shares	(250,000)
Cancellation of stock, Amount	$ (250)	250					0
Cancellation of treasury stock, Shares	(1,300)
Cancellation of treasury stock, Amount	$ (1)	(8,588)		8,589			0
Price protection guarantee		(626,388)					(626,388)
Foreign currency translation adjustment						(2,483)	(2,483)
Net loss					(14,913,016)		(14,913,016)
Ending Balance, Shares at Mar. 31, 2018	2,169,661,318
Ending Balance, Amount at Mar. 31, 2018	$ 2,169,661	$ 16,137,945	$ 0	$ 0	$ (20,067,403)	$ (2,483)	(1,762,280)
Net loss							(558,334)
Ending Balance, Amount at Sep. 30, 2018							$ (1,297,873)